Note 19 - Fair Value Measurements - Assets Measured at Fair Value on a Nonrecurring Basis (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Non-marketable Equity Securities [Member]
Non-marketable securities—equity securities, impairment loss	¥ 109,840
Fair Value, Measurements, Nonrecurring [Member]
Assets, impairment loss	109,840	¥ 81,000
Fair Value, Measurements, Nonrecurring [Member] | Non-marketable Equity Securities [Member]
Non-marketable securities—equity securities, impairment loss	109,840
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Non-marketable Equity Securities [Member]
Non-marketable securities—equity securities, fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Non-marketable Equity Securities [Member]
Non-marketable securities—equity securities, fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value	17,616	15,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Non-marketable Equity Securities [Member]
Non-marketable securities—equity securities, fair value	¥ 17,616
Trademarks [Member]
Trademark, impairment loss		81,000
Trademarks [Member] | Fair Value, Measurements, Nonrecurring [Member]
Trademark, impairment loss		81,000
Trademarks [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Trademark, fair value
Trademarks [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Trademark, fair value
Trademarks [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Trademark, fair value		¥ 15,000